OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Other Investments [Abstract]
Disclosure of amounts recognised in the annual financial statements
The amounts recognised in the consolidated annual financial statements in this respect are as follows:

	2023	2022
	US$’000	US$’000

Recognised asset at 1 January	3,714	3,730

Interest income	434	442
Recognised in other comprehensive income in the current year	(220)	(207)
Translation	(315)	(251)

Present value of other investment at 31 December	3,613	3,714

The principal actuarial assumptions applied in the determination of fair values include:
Discount rate (p.a.)	12.7%	12.2%